Fixed Assets - Net	12 Months Ended
Dec. 31, 2011
Fixed Assets - Net [Abstract]
Fixed Assets - Net

7. FIXED ASSETS — NET

Fixed assets consist of the following:

	As of December 31,
	2010	2011	2011
	(RMB'000)	(RMB'000)	(US$'000)

Buildings	323,228	825,820	131,210
Plant and machinery	1,725,787	2,977,450	473,069
Furniture, fixtures and office equipment	44,455	75,147	11,940
Computer software	4,369	15,812	2,512
Motor vehicles	10,060	17,442	2,771
Leasehold improvement	4,801	6,352	1,009

	2,112,700	3,918,023	622,511
Less: Accumulated depreciation	(430,828)	(643,975)	(102,317)

	1,681,872	3,274,048	520,194
Construction-in-progress	402,155	1,441,914	229,097

	2,084,027	4,715,962	749,291

Depreciation expense amounted to RMB149,854,000, RMB182,490,000 and RMB213,146,000 (US$33,865,489) for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2010 and 2011, buildings with a net book value of RMB26,632,000 and RMB28,668,000 (US$4,554,886), respectively, were pledged for short-term bank borrowings of RMB92,718,000 and RMB315,477,000 (US$50,124,247), respectively, and long-term bank borrowings of nil and RMB126,018,000 (US$20,022,244), respectively (Note 11).